Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Contract Acquisition Costs, Net
Other Current Liabilities

Note 13 Other Current Liabilities

Significant components of other current liabilities as of December 31, 2016 and 2015 are summarized as follows:

(in thousands)	2016	2015
Deferred revenues	$40,473	39,863
Accrued expenses	32,861	26,017
Accrued third-party commissions	28,310	9,810
Litigation settlements	20,795	1,290
Dividends payable	19,513	19,367
Accrued interest	19,029	2,820
Other	102,278	67,412
Total	$263,259	166,579